Convertible Bridge Loans, Net - Schedule of Carrying Amount of The Convertible Bridge Loans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Opening balance
Plus: Net principal amount received	1,469,250
Less: Debt issuance costs	(101,142)
Less: Fair value of derivative First and Second Warrants	(531,099)
Plus: Amortization of discounts and accrued interest on convertible bridge loans	958,741
Less: Partial conversion of convertible bridge loans into equity	(335,521)
Less: Modification of terms relating to convertible bridge loans transactions	(354,889)
Plus: Change in fair value of convertible bridge loans	2,321,867
Closing balance	$ 3,427,207